UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: N/A

Central Index Key Number of sponsor: 0001633283

Towd Point Mortgage Funding 2019-Granite4 plc

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Hitzmann, (646) 233-0753

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Deloitte LLP was engaged to perform an agreed upon procedures engagement. Deloitte LLP’s Asset Agreed Upon Procedures Report containing its findings is attached as an Exhibit to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Cerberus European Residential Holdings B.V.

(Depositor)

By:	/s/ L.C. Baaijens

Name:	L.C. Baaijens
Title: Managing Director

By:	/s/ C.M.F. van Riet

Name:	C.M.F. van Riet
Title: Managing Director

Date: September 30, 2021

EXHIBIT INDEX

Exhibit Number	Description

99.1	Independent Accountant’s Report on Applying Agreed Upon Procedures, dated 30 September 2021 of Deloitte LLP.